Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

Due to Related Parties

At December 31, 2019 and 2018, the due to related parties amount consisted of the following:

	December 31, 2019	December 31, 2018
Advances from Xiangdong Wen (1)	$4,320	$150,338
Advances from Zhen Fan (2)	1,710	53,297
Repurchase of common stock on credit from shareholders (3)	-	36,000
	$6,030	$239,635

(1)	Xiangdong Wen is the chairman and 16.3% shareholder of the Company.
(2)	Zhen Fan is the chief executive officer and 16.3% shareholder of the Company.
(3)	On August 7, 2018, the Company repurchased 36,000,000 shares of its common stock from 14 shareholders through a privately negotiated transaction at an aggregate price of $36,000. The treasury stock purchase amount was paid in full in January 2019.

From time to time, Xiangdong Wen, Zhen Fan and Hinman Au provided advances to the Company or made payment on behalf of the Company to supplement its working capital needs. Hinman Au is a director, member of board and 1.8% shareholder of the Company. Those advances are short-term in nature, non-interest bearing, unsecured and payable on demand.

Acquisition of MMBD Trading

During the year ended December 31, 2019, the Company acquire 75.1% of equity interests in MMBD Trading from Xiangdong Wen and Zhen Fan by cash payment of $185,000. See NOTE 9 for details.

Shareholders' Contribution

During the year ended December 31, 2019 and 2018, the Company's shareholders contributed $nil and $5,448, respectively, to the Company for working capital needs. See NOTE 13 for details.